Columbia Balanced Fund
First Quarter Report
November 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Balanced Fund, November 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 4.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-1PL Class A
04/25/2031	5.900%	517,174	521,465
Subordinated Series 2024-1PL Class B
04/25/2031	6.340%	959,503	973,311
Affirm Asset Securitization Trust(a)
Series 2024-A Class 1A
02/15/2029	5.610%	25,775,000	25,840,899
Series 2024-A Class A
02/15/2029	5.610%	10,200,000	10,226,078
Series 2024-B Class A
09/15/2029	4.620%	9,472,000	9,494,954
Series 2024-X2 Class A
12/17/2029	5.220%	1,004,316	1,005,075
American Credit Acceptance Receivables Trust(a)
Subordinated Series 2023-3 Class C
10/12/2029	6.440%	4,578,694	4,601,700
Apidos CLO XI(a),(b)
Series 2012-11A Class BR4
3-month Term SOFR + 1.650% Floor 1.650% 04/17/2034	5.532%	12,575,000	12,579,640
Bain Capital Credit CLO(a),(b)
Series 2019-1A Class AR2
3-month Term SOFR + 1.230% Floor 1.230% 04/19/2034	5.114%	8,500,000	8,514,229
Basswood Park CLO Ltd.(a),(b)
Series 2025-1A Class AR
3-month Term SOFR + 1.030% Floor 1.030% 04/20/2034	4.914%	20,000,000	20,003,400
Bayview Opportunity Master Fund VII LLC(a),(b)
Subordinated Series 2024-CAR1 Class B
30-day Average SOFR + 1.300% 12/26/2031	5.372%	414,022	415,059
Subordinated Series 2024-CAR1 Class C
30-day Average SOFR + 1.500% 12/26/2031	5.572%	351,919	353,094
Cascade Funding Mortgage Trust(a)
CMO Series 2021-GRN1 Class A
03/20/2041	1.100%	185,234	184,817
College Ave Student Loans Trust(a)
Series 2024-A Class A1A
06/25/2054	5.510%	20,499,082	20,924,471
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dryden CLO Ltd.(a),(b)
Series 2018-55A Class A1
3-month Term SOFR + 1.282% Floor 1.020% 04/15/2031	5.186%	2,108,118	2,110,380
EDGEX Issuer Trust(a)
Series 2025-2NN Class A
01/15/2032	5.498%	13,165,000	13,176,002
Exeter Automobile Receivables Trust
Series 2024-3A Class A3
12/15/2027	5.650%	60,517	60,555
Subordinated Series 2021-3A Class D
06/15/2027	1.550%	11,015,993	10,915,044
GMF Floorplan Owner Revolving Trust(a)
Series 2024-1A Class A1
03/15/2029	5.130%	16,589,000	16,819,474
Goldentree Loan Management US CLO Ltd.(a),(b)
Series 2021-10A Class AR
3-month Term SOFR + 1.350% Floor 1.350% 10/20/2037	5.234%	9,175,000	9,191,203
GoldenTree Loan Management US CLO Ltd.(a),(b)
Series 2024-19A Class A
3-month Term SOFR + 1.500% Floor 1.500% 04/20/2037	5.384%	17,000,000	17,026,571
GoodLeap Home Improvement Solutions Trust(a)
Series 2024-1A Class A
10/20/2046	5.350%	7,505,107	7,613,647
GreenSky Home Improvement Issuer Trust(a)
Series 2025-2A Class A4
06/25/2060	4.890%	17,214,549	17,375,734
Hilton Grand Vacations Trust(a)
Series 2019-AA Class A
07/25/2033	2.340%	808,930	804,178
Lendbuzz Securitization Trust(a)
Series 2023-3A Class A2
12/15/2028	7.500%	2,682,370	2,731,508
Madison Park Funding XLII Ltd.(a),(b)
Series 2013A Class AR2
3-month Term SOFR + 0.920% 11/21/2030	5.075%	12,389,376	12,393,985
Madison Park Funding XLVIII Ltd.(a),(b)
Series 2021-48A Class A
3-month Term SOFR + 1.412% Floor 1.150% 04/19/2033	5.296%	2,373,836	2,373,836

Columbia Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Balanced Fund, November 30, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Madison Park Funding XXXIII Ltd.(a),(b)
Series 2019-33A Class BR
3-month Term SOFR + 1.800% Floor 1.800% 10/15/2032	6.118%	16,325,000	16,347,610
Marlette Funding Trust(a)
Subordinated Series 2024-1A Class B
07/17/2034	6.070%	5,707,303	5,731,145
MMP Capital LLC(a)
Series 2025-A Class A
12/15/2031	5.360%	8,511,364	8,572,674
MPOWER Education Trust(a)
Series 2024-A Class A
07/22/2041	6.780%	5,382,828	5,560,160
MPOWER Education Trust(a),(c)
Series 2025-1 Class A
12/22/2042	6.250%	10,988,229	11,153,052
NetCredit Combined Receivables LLC(a)
Series 2024-A Class A
10/21/2030	7.430%	349,959	350,455
OHA Credit Funding Ltd.(a),(b)
Series 2021-8A Class A1R
3-month Term SOFR + 1.280% Floor 1.280% 01/20/2038	5.164%	4,025,000	4,035,014
OHA Credit Partners XVII Ltd.(a),(b)
Series 2020-6A Class AR2
3-month Term SOFR + 1.330% Floor 1.330% 10/20/2037	5.214%	16,150,000	16,172,917
OneMain Financial Issuance Trust(a)
Series 2023-2A Class A1
09/15/2036	5.840%	22,150,000	22,619,737
Oportun Funding Trust(a)
Series 2024-3 Class A
08/15/2029	5.260%	167,619	167,636
Pagaya AI Debt Grantor Trust(a)
Series 2024-5 Class A
10/15/2031	6.278%	1,791,510	1,803,811
Series 2024-6 Class A
11/15/2031	6.093%	1,765,665	1,774,884
Series 2025-5 Class B
03/15/2033	5.440%	12,500,000	12,596,879
Series 2025-6 Class B
04/15/2033	4.883%	10,150,000	10,105,169
Series 2025-R3 Class A
01/18/2033	4.841%	7,220,000	7,224,358
Pagaya AI Debt Selection Trust(a)
Series 2024-7 Class A
12/15/2031	6.117%	7,962,478	8,010,867
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	9,272,196	9,334,764
Pagaya AI Debt Trust(a)
Series 2023-8 Class A
06/16/2031	7.299%	384,622	389,671
Series 2024-1 Class A
07/15/2031	6.660%	846,158	853,587
Series 2024-2 Class A
08/15/2031	6.319%	804,425	807,487
Series 2024-3 Class A
10/15/2031	6.258%	6,196,096	6,229,588
Pagaya Point of Sale Holdings Grantor Trust(a)
Series 2025-2 Class A
07/20/2033	5.065%	7,740,000	7,759,926
Prestige Auto Receivables Trust(a)
Subordinated Series 2024-1A Class B
05/15/2028	5.710%	3,256,556	3,259,525
Subordinated Series 2024-1A Class C
03/15/2029	5.730%	7,050,000	7,067,350
Reach ABS Trust(a)
Series 2024-2A Class A
07/15/2031	5.880%	739,730	741,615
Series 2025-1A Class A
08/16/2032	4.960%	2,886,488	2,894,022
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	1,175,444	1,166,308
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	1,222,730	1,229,291
SBNA Auto Lease Trust(a)
Series 2023-A Class A3
04/20/2027	6.510%	5,532,359	5,546,862
Series 2024-A Class A4
01/22/2029	5.240%	8,100,000	8,138,802
Upgrade Master Pass-Thru Trust(a)
Series 2025-ST4 Class A
08/16/2032	5.495%	6,058,571	6,086,335
Upgrade Master Pass-Thru Trust Series(a)
Series 2025-ST8 Class A
12/15/2033	4.618%	3,500,000	3,501,586
Upgrade Receivables Trust(a)
Series 2024-1 Class A
02/18/2031	5.370%	599,664	599,950
Upstart Securitization Trust(a)
Series 2024-1 Class A
11/20/2034	5.330%	1,547,252	1,549,833
Columbia Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Balanced Fund, November 30, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2025-3 Class A1
08/20/2026	4.503%	3,821,513	3,823,381
Verizon Master Trust
Series 2024-8 Class B
11/20/2030	4.820%	10,350,000	10,500,976
Westlake Flooring Master Trust(a)
Series 2024-1A Class A
02/15/2028	5.430%	5,125,000	5,138,385
Total Asset-Backed Securities — Non-Agency (Cost $444,124,785)			447,075,921

Commercial Mortgage-Backed Securities - Non-Agency 1.6%

BX Mortgage Trust(a),(b)
Series 2021-PAC Class D
1-month Term SOFR + 1.412% Floor 1.298% 10/15/2036	5.371%	14,175,000	14,104,773
BX Trust(a)
Series 2023-LIFE Class A
02/15/2028	5.045%	7,225,000	7,163,488
COMM Mortgage Trust(a)
Subordinated Series 2020-CX Class B
11/10/2046	2.446%	3,275,000	2,752,025
GS Mortgage Securities Corp. II(a),(d)
Series 2023-SHIP Class A
09/10/2038	4.322%	6,825,000	6,811,711
GS Mortgage Securities Corp. Trust(a)
Series 2017-485L Class A
02/10/2037	3.721%	3,835,000	3,739,159
Home Partners of America Trust(a)
Subordinated Series 2019-2 Class D
10/19/2039	3.121%	6,365,163	6,172,467
Subordinated Series 2021-2 Class B
12/17/2026	2.302%	40,874,514	39,934,842
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2017-C34 Class A3
11/15/2052	3.276%	14,135,000	13,887,799
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class C
1-month Term SOFR + 2.314% Floor 2.200% 01/15/2036	6.273%	6,950,000	6,640,772
Subordinated Series 2020-1NYP Class D
1-month Term SOFR + 2.864% Floor 2.750% 01/15/2036	6.823%	2,600,000	2,443,258
Progress Residential Trust(a)
Series 2024-SFR1 Class A
02/17/2041	3.350%	9,482,386	9,188,174
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-SFR8 Class D
10/17/2038	2.082%	11,910,000	11,660,170
SPGN TFLM Mortgage Trust(a),(b)
Series 2022 Class A
1-month Term SOFR + 1.550% Floor 1.550% 02/15/2039	5.509%	21,925,000	21,876,006
STAR Trust(a),(b)
Subordinated Series 2022-SFR3 Class B
1-month Term SOFR + 1.950% Floor 1.950% 05/17/2039	5.982%	12,100,000	12,107,687
Tricon American Homes(a)
Series 2020-SFR1 Class C
07/17/2038	2.249%	4,100,000	4,032,277
Tricon American Homes Trust(a)
Subordinated Series 2020-SFR2 Class D
11/17/2039	2.281%	6,775,000	6,422,201
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $173,267,455)			168,936,809

Common Stocks 61.3%
Issuer	Shares	Value ($)
Communication Services 7.8%
Diversified Telecommunication Services 0.6%
Verizon Communications, Inc.	1,490,756	61,284,979
Entertainment 1.2%
Take-Two Interactive Software, Inc.(e)	120,803	29,725,994
Walt Disney Co. (The)	907,829	94,840,896
Total		124,566,890
Interactive Media & Services 5.8%
Alphabet, Inc., Class A	707,136	226,410,805
Alphabet, Inc., Class C	628,151	201,083,698
Meta Platforms, Inc., Class A	233,211	151,109,067
Pinterest, Inc., Class A(e)	609,419	15,918,024
Total		594,521,594
Wireless Telecommunication Services 0.2%
Altice Luxco 3(e)	4,672	85,419
T-Mobile US, Inc.	88,191	18,432,801
Total		18,518,220
Total Communication Services		798,891,683

Columbia Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Balanced Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 5.4%
Automobiles 0.8%
Tesla, Inc.(e)	194,529	83,680,540
Broadline Retail 3.5%
Amazon.com, Inc.(e)	1,343,508	313,332,936
eBay, Inc.	636,000	52,654,440
Total		365,987,376
Hotels, Restaurants & Leisure 0.5%
Starbucks Corp.	594,242	51,764,421
Household Durables 0.3%
PulteGroup, Inc.	204,713	26,037,446
Textiles, Apparel & Luxury Goods 0.3%
NIKE, Inc., Class B	93,707	6,056,283
Tapestry, Inc.	197,456	21,577,992
Total		27,634,275
Total Consumer Discretionary		555,104,058
Consumer Staples 1.8%
Beverages 0.7%
PepsiCo, Inc.	471,681	70,157,832
Consumer Staples Distribution & Retail 0.7%
Walmart, Inc.	693,286	76,615,036
Household Products 0.4%
Procter & Gamble Co. (The)	287,701	42,625,780
Total Consumer Staples		189,398,648
Energy 1.8%
Oil, Gas & Consumable Fuels 1.8%
Chevron Corp.	540,960	81,755,285
ConocoPhillips Co.	634,840	56,303,959
EOG Resources, Inc.	429,980	46,373,343
Total		184,432,587
Total Energy		184,432,587
Financials 8.9%
Banks 3.4%
Bank of America Corp.	2,563,523	137,533,009
JPMorgan Chase & Co.	378,538	118,512,677
Wells Fargo & Co.	1,099,841	94,421,350
Total		350,467,036
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 2.3%
Blackrock, Inc.	91,776	96,117,005
Charles Schwab Corp. (The)	341,257	31,644,761
Morgan Stanley	398,245	67,566,247
S&P Global, Inc.	86,259	43,028,577
Total		238,356,590
Consumer Finance 0.4%
American Express Co.	129,216	47,198,728
Financial Services 2.1%
Block, Inc., Class A(e)	481,652	32,174,353
MasterCard, Inc., Class A	116,726	64,261,165
Visa, Inc., Class A	356,447	119,210,135
Total		215,645,653
Insurance 0.7%
Aon PLC, Class A	192,524	68,138,094
Total Financials		919,806,101
Health Care 7.3%
Biotechnology 1.4%
AbbVie, Inc.	291,367	66,344,266
Vertex Pharmaceuticals, Inc.(e)	183,044	79,369,709
Total		145,713,975
Health Care Equipment & Supplies 2.4%
Abbott Laboratories	595,693	76,784,828
Becton Dickinson & Co.	211,363	41,008,649
Boston Scientific Corp.(e)	383,312	38,936,833
Cooper Cos, Inc. (The)(e)	498,312	38,833,454
Zimmer Biomet Holdings, Inc.	500,044	48,764,291
Total		244,328,055
Health Care Providers & Services 0.7%
Cigna Group (The)	123,312	34,191,951
Henry Schein, Inc.(e)	499,067	37,215,426
Total		71,407,377
Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc.	215,924	33,144,334
Thermo Fisher Scientific, Inc.	126,030	74,462,305
Total		107,606,639
Columbia Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Balanced Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 1.8%
Eli Lilly & Co.	169,112	181,874,883
Total Health Care		750,930,929
Industrials 4.6%
Aerospace & Defense 1.3%
Boeing Co. (The)(e)	360,455	68,125,995
General Electric Co.	97,344	29,052,317
RTX Corp.	183,482	32,092,836
Total		129,271,148
Building Products 0.3%
Carrier Global Corp.	526,612	28,900,467
Commercial Services & Supplies 0.3%
Waste Management, Inc.	146,104	31,831,679
Electrical Equipment 0.4%
Eaton Corp. PLC	65,549	22,672,744
GE Vernova, Inc.	27,980	16,781,564
Total		39,454,308
Ground Transportation 0.3%
Uber Technologies, Inc.(e)	380,800	33,335,232
Industrial Conglomerates 1.0%
Honeywell International, Inc.	550,352	105,772,151
Machinery 0.6%
PACCAR, Inc.	60,689	6,397,834
Parker-Hannifin Corp.	29,644	25,544,235
Stanley Black & Decker, Inc.	490,083	35,050,736
Total		66,992,805
Professional Services 0.4%
Jacobs Solutions, Inc.	320,966	43,269,426
Total Industrials		478,827,216
Information Technology 21.6%
Electronic Equipment, Instruments & Components 0.7%
TE Connectivity PLC	321,813	72,778,010
IT Services 0.4%
MongoDB, Inc.(e)	19,212	6,385,493
Okta, Inc.(e)	421,922	33,892,994
Total		40,278,487
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 9.1%
Applied Materials, Inc.	285,310	71,969,448
Broadcom, Inc.	479,272	193,127,445
Lam Research Corp.	318,763	49,727,028
Marvell Technology, Inc.	304,403	27,213,628
NVIDIA Corp.	2,886,586	510,925,722
Texas Instruments, Inc.	497,108	83,648,363
Total		936,611,634
Software 6.8%
Atlassian Corp., Class A(e)	168,954	25,262,002
Intuit, Inc.	134,961	85,576,071
Microsoft Corp.	986,592	485,413,130
Palo Alto Networks, Inc.(e)	138,616	26,355,060
Salesforce, Inc.	169,737	39,131,168
Synopsys, Inc.(e)	106,933	44,699,063
Total		706,436,494
Technology Hardware, Storage & Peripherals 4.6%
Apple, Inc.	1,489,708	415,405,076
Dell Technologies, Inc.	451,734	60,238,729
Total		475,643,805
Total Information Technology		2,231,748,430
Materials 0.3%
Chemicals 0.3%
International Flavors & Fragrances, Inc.	364,497	25,325,252
Total Materials		25,325,252
Real Estate 0.5%
Specialized REITs 0.5%
Equinix, Inc.	66,023	49,735,786
Total Real Estate		49,735,786
Utilities 1.3%
Multi-Utilities 1.3%
DTE Energy Co.	517,714	70,942,349
Public Service Enterprise Group, Inc.	804,381	67,181,901
Total		138,124,250
Total Utilities		138,124,250
Total Common Stocks (Cost $3,033,878,199)		6,322,324,940

Columbia Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Balanced Fund, November 30, 2025 (Unaudited)

Corporate Bonds & Notes 8.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.9%
Allegheny Technologies, Inc.
10/01/2029	4.875%	132,000	131,796
10/01/2031	5.125%	201,000	201,549
Axon Enterprise, Inc.(a)
03/15/2030	6.125%	44,000	45,526
BAE Systems PLC(a)
03/26/2029	5.125%	4,312,000	4,452,462
02/15/2031	1.900%	4,050,000	3,602,266
Boeing Co. (The)
05/01/2040	5.705%	9,055,000	9,292,120
08/01/2059	3.950%	5,019,000	3,615,747
L3Harris Technologies, Inc.
01/15/2027	5.400%	20,000,000	20,300,072
07/31/2033	5.400%	2,500,000	2,622,978
Lockheed Martin Corp.
08/15/2030	4.400%	4,800,000	4,862,209
Northrop Grumman Corp.
02/01/2027	3.200%	1,889,000	1,873,068
02/01/2029	4.600%	9,900,000	10,080,504
Raytheon Technologies Corp.
03/15/2027	3.500%	18,308,000	18,204,055
03/15/2032	2.375%	9,518,000	8,503,479
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	160,000	168,078
11/15/2030	9.750%	66,000	72,310
TransDigm, Inc.(a)
03/01/2029	6.375%	128,000	132,017
12/15/2030	6.875%	480,000	500,503
03/01/2032	6.625%	675,000	701,825
01/15/2033	6.000%	189,000	193,321
05/31/2033	6.375%	632,000	649,247
01/31/2034	6.250%	67,000	69,594
01/31/2034	6.750%	330,000	345,150
Total			90,619,876
Airlines 0.0%
American Airlines, Inc.(a)
05/15/2029	8.500%	363,000	379,246
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2029	5.750%	436,298	440,568
Total			819,814
Automotive 0.0%
American Axle & Manufacturing, Inc.
10/01/2029	5.000%	176,000	168,384
American Axle & Manufacturing, Inc.(a)
10/15/2032	6.375%	152,000	153,198
10/15/2033	7.750%	411,000	414,958
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clarios Global LP/US Finance Co.(a)
02/15/2030	6.750%	102,000	106,022
09/15/2032	6.750%	269,000	276,719
IHO Verwaltungs GmbH(a),(f)
11/15/2032	8.000%	351,000	365,991
Nissan Motor Acceptance Co. LLC(a)
09/30/2030	6.125%	141,000	139,779
Nissan Motor Co., Ltd.(a)
07/17/2035	8.125%	468,000	495,805
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	125,000	124,312
03/24/2031	7.500%	413,000	409,121
04/23/2032	6.875%	579,000	550,157
Total			3,204,446
Banking 1.7%
Ally Financial, Inc.(g)
Subordinated
01/17/2040	6.646%	45,000	45,224
Bank of America Corp.(g)
02/04/2033	2.972%	35,470,000	32,590,964
Citigroup, Inc.(g)
09/11/2031	4.503%	16,572,000	16,675,147
09/11/2036	5.174%	1,165,000	1,188,798
Goldman Sachs Group, Inc. (The)(g)
04/22/2032	2.615%	18,015,000	16,476,717
HSBC Holdings PLC(g)
11/06/2031	4.619%	3,357,000	3,379,377
JPMorgan Chase & Co.(g)
07/22/2030	4.995%	31,991,000	32,912,989
10/22/2030	4.603%	255,000	259,158
01/24/2031	5.140%	4,589,000	4,756,862
11/08/2032	2.545%	5,770,000	5,219,345
10/22/2036	4.810%	2,472,000	2,485,775
Morgan Stanley(g)
10/18/2030	4.654%	4,093,000	4,154,252
Subordinated
09/16/2036	2.484%	10,500,000	9,248,689
Morgan Stanley Private Bank(g)
11/19/2031	4.465%	6,640,000	6,676,377
Morgan Stanley Private Bank NA(g)
07/18/2031	4.734%	3,978,000	4,045,756
PNC Financial Services Group, Inc. (The)(g)
01/22/2035	5.676%	3,000,000	3,173,549
Royal Bank of Canada(g)
08/06/2029	4.498%	8,400,000	8,491,554
02/04/2031	5.153%	1,954,000	2,017,616
08/06/2031	4.696%	1,621,000	1,646,633
11/03/2031	4.305%	3,091,000	3,086,741
Columbia Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Balanced Fund, November 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
US Bancorp(g)
06/12/2034	5.836%	3,325,000	3,568,491
Wells Fargo & Co.(g)
04/24/2034	5.389%	12,500,000	13,098,643
Total			175,198,657
Brokerage/Asset Managers/Exchanges 0.0%
AG Issuer LLC(a)
03/01/2028	6.250%	254,000	254,703
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	363,000	393,797
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	610,000	613,475
Focus Financial Partners LLC(a)
09/15/2031	6.750%	318,000	328,680
Hightower Holding LLC(a)
04/15/2029	6.750%	382,000	382,108
01/31/2030	9.125%	362,000	385,829
Osaic Holdings, Inc.(a)
08/01/2032	6.750%	256,000	264,981
08/01/2033	8.000%	353,000	363,022
Total			2,986,595
Building Materials 0.0%
American Builders & Contractors Supply Co., Inc.(a)
11/15/2029	3.875%	335,000	321,126
CP Atlas Buyer, Inc.(a)
07/15/2030	9.750%	127,000	128,418
Interface, Inc.(a)
12/01/2028	5.500%	145,000	145,000
James Hardie International Finance DAC(a)
01/15/2028	5.000%	319,000	319,021
JH North America Holdings, Inc.(a)
01/31/2031	5.875%	62,000	62,902
07/31/2032	6.125%	105,000	107,765
LBM Acquisition LLC(a)
01/15/2029	6.250%	145,000	129,520
06/15/2031	9.500%	302,000	311,184
Quikrete Holdings, Inc.(a)
03/01/2032	6.375%	456,000	474,203
03/01/2033	6.750%	249,000	259,726
QXO Building Products, Inc.(a)
04/30/2032	6.750%	274,000	286,586
Standard Building Solutions, Inc.(a)
08/15/2032	6.500%	225,000	232,280
08/01/2033	6.250%	117,000	120,023
Standard Industries, Inc.(a)
01/15/2028	4.750%	282,000	280,949
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
White Cap Supply Holdings LLC(a)
11/15/2030	7.375%	382,000	389,517
Total			3,568,220
Cable and Satellite 0.3%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	356,000	355,728
02/01/2028	5.000%	384,000	380,830
03/01/2030	4.750%	807,000	768,940
08/15/2030	4.500%	891,000	837,667
02/01/2032	4.750%	263,000	241,924
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	417,000	376,342
Charter Communications Operating LLC
06/30/2062	3.950%	3,950,000	2,426,880
Comcast Corp.
03/01/2026	3.150%	3,561,000	3,552,405
CSC Holdings LLC(a)
04/15/2027	5.500%	47,000	40,543
02/01/2028	5.375%	149,000	107,763
02/01/2029	6.500%	508,000	317,985
01/15/2030	5.750%	265,000	98,017
12/01/2030	4.125%	90,000	51,219
02/15/2031	3.375%	320,000	177,629
DISH DBS Corp.(a)
12/01/2026	5.250%	195,000	190,406
12/01/2028	5.750%	177,000	170,907
DISH Network Corp.(a)
11/15/2027	11.750%	570,000	595,675
EchoStar Corp.
11/30/2029	10.750%	825,424	910,029
Sirius XM Radio, Inc.(a)
08/01/2027	5.000%	127,000	127,216
07/01/2029	5.500%	120,000	120,660
Time Warner Cable LLC
05/01/2037	6.550%	12,475,000	12,747,040
Virgin Media Finance PLC(a)
07/15/2030	5.000%	291,000	257,296
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	259,000	254,425
08/15/2030	4.500%	192,000	178,754
VZ Secured Financing BV(a)
01/15/2032	5.000%	850,000	763,219
Total			26,049,499
Chemicals 0.1%
Avient Corp.(a)
11/01/2031	6.250%	155,000	158,271

Columbia Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Balanced Fund, November 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	215,000	215,161
Celanese US Holdings LLC
04/15/2030	6.500%	191,000	190,429
07/15/2032	6.879%	65,000	66,329
04/15/2033	6.750%	167,000	166,146
11/15/2033	7.200%	145,000	151,511
Element Solutions, Inc.(a)
09/01/2028	3.875%	136,000	132,929
Herens Holdco Sarl(a)
05/15/2028	4.750%	143,000	123,645
INEOS Finance PLC(a)
05/15/2028	6.750%	130,000	120,207
04/15/2029	7.500%	675,000	605,778
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	607,000	517,844
Innophos Holdings, Inc.(a)
06/15/2029	11.500%	360,375	324,833
Inversion Escrow Issuer LLC(a)
08/01/2032	6.750%	398,000	389,102
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	271,000	259,775
10/01/2029	6.250%	288,000	279,106
06/15/2031	7.250%	408,000	409,706
02/15/2033	7.250%	263,000	261,136
Qnity Electronics, Inc.(a)
08/15/2032	5.750%	146,000	149,883
08/15/2033	6.250%	118,000	122,408
Tronox, Inc.(a)
03/15/2029	4.625%	263,000	169,792
09/30/2030	9.125%	165,000	155,083
WR Grace Holdings LLC(a)
06/15/2027	4.875%	72,000	71,473
08/15/2029	5.625%	752,000	709,228
03/01/2031	7.375%	81,000	82,298
08/15/2032	6.625%	524,000	520,510
Total			6,352,583
Construction Machinery 0.1%
Caterpillar Financial Services Corp.
10/16/2026	4.450%	4,579,000	4,604,136
Herc Holdings, Inc.(a)
07/15/2027	5.500%	163,000	163,037
06/15/2029	6.625%	212,000	219,788
06/15/2030	7.000%	220,000	231,201
06/15/2033	7.250%	614,000	649,655
John Deere Capital Corp.
07/14/2028	4.950%	6,850,000	7,038,000
Ritchie Bros Holdings, Inc.(a)
03/15/2031	7.750%	370,000	387,778
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Rentals North America, Inc.(a),(h)
11/15/2033	5.375%	270,000	270,854
United Rentals North America, Inc.(a)
03/15/2034	6.125%	40,000	41,805
Total			13,606,254
Consumer Cyclical Services 0.0%
Arches Buyer, Inc.(a)
06/01/2028	4.250%	407,000	400,950
12/01/2028	6.125%	636,000	623,541
Match Group Holdings II LLC(a)
10/01/2031	3.625%	22,000	20,143
Match Group, Inc.(a)
12/15/2027	5.000%	52,000	51,977
06/01/2028	4.625%	139,000	137,697
02/15/2029	5.625%	333,000	334,147
Total			1,568,455
Consumer Products 0.0%
CD&R Smokey Buyer, Inc./Radio Systems Corp.(a)
10/15/2029	9.500%	167,000	113,285
Newell Brands, Inc.(a)
06/01/2028	8.500%	164,000	171,063
Newell Brands, Inc.
05/15/2030	6.375%	186,000	178,490
05/15/2032	6.625%	180,000	169,697
Opal Bidco SAS(a)
03/31/2032	6.500%	251,000	258,693
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	65,000	60,858
02/01/2032	4.375%	286,000	267,129
Whirlpool Corp.
06/15/2030	6.125%	51,000	51,659
06/15/2033	6.500%	53,000	52,678
Total			1,323,552
Diversified Manufacturing 0.0%
Amsted Industries, Inc.(a)
03/15/2033	6.375%	45,000	46,556
Chart Industries, Inc.(a)
01/01/2030	7.500%	136,000	141,837
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	629,000	651,961
EMRLD Borrower LP/Co-Issuer, Inc.(a)
07/15/2031	6.750%	119,000	124,646
Esab Corp.(a)
04/15/2029	6.250%	102,000	105,214
Columbia Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Balanced Fund, November 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gates Corp. (The)(a)
07/01/2029	6.875%	53,000	55,233
Madison IAQ LLC(a)
06/30/2029	5.875%	470,000	464,565
Resideo Funding, Inc.(a)
09/01/2029	4.000%	142,000	136,250
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	380,000	380,917
Wesco Distribution, Inc.(a)
03/15/2033	6.375%	386,000	404,477
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	193,000	195,682
03/15/2029	6.375%	66,000	68,239
03/15/2032	6.625%	292,000	306,415
Total			3,081,992
Electric 0.7%
Alpha Generation LLC(a)
10/15/2032	6.750%	182,000	187,267
01/15/2034	6.250%	148,000	148,254
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(a)
02/15/2032	6.375%	181,000	180,984
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	413,000	412,804
02/15/2031	3.750%	725,000	674,428
01/15/2032	3.750%	102,000	93,205
Dominion Energy, Inc.
03/15/2035	5.450%	4,260,000	4,401,727
DTE Energy Co.
07/01/2027	4.950%	5,155,000	5,219,187
Duke Energy Corp.
08/15/2052	5.000%	7,156,000	6,456,717
Duke Energy Indiana LLC
04/01/2053	5.400%	1,685,000	1,636,840
Edison International
11/15/2028	5.250%	5,373,000	5,452,557
Long Ridge Energy LLC(a)
02/15/2032	8.750%	260,000	272,369
NextEra Energy Capital Holdings, Inc.
09/01/2027	4.685%	6,081,000	6,146,551
03/15/2035	5.450%	14,120,000	14,688,334
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	231,000	227,035
01/15/2029	7.250%	566,000	579,802
NRG Energy, Inc.(a)
02/15/2029	3.375%	134,000	128,119
06/15/2029	5.250%	136,000	136,677
07/15/2029	5.750%	289,000	290,436
02/15/2031	3.625%	174,000	162,897
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2032	3.875%	44,000	41,171
02/01/2033	6.000%	254,000	259,445
01/15/2034	5.750%	219,000	220,489
11/01/2034	6.250%	77,000	79,362
01/15/2036	6.000%	219,000	222,218
Ohio Edison Co.(a)
01/15/2033	5.500%	7,000,000	7,330,041
Pacific Gas and Electric Co.
01/15/2053	6.750%	10,331,000	11,203,977
PG&E Corp.(g)
03/15/2055	7.375%	152,000	157,467
Talen Energy Supply LLC(a)
02/01/2034	6.250%	262,000	267,409
02/01/2036	6.500%	262,000	270,927
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	257,000	256,543
01/15/2030	4.750%	470,000	451,873
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	86,000	86,009
07/31/2027	5.000%	249,000	249,762
10/15/2031	7.750%	462,000	491,058
04/15/2032	6.875%	462,000	485,702
VoltaGrid LLC(a)
11/01/2030	7.375%	242,000	241,406
XPLR Infrastructure Operating Partners LP(a)
01/15/2031	8.375%	147,000	154,079
03/15/2033	8.625%	280,000	292,892
04/15/2034	7.750%	201,000	204,270
Total			70,462,290
Environmental 0.0%
GFL Environmental, Inc.(a)
01/15/2031	6.750%	300,000	315,138
Waste Pro USA, Inc.(a)
02/01/2033	7.000%	308,000	321,134
Total			636,272
Finance Companies 0.1%
Bread Financial Holdings, Inc.(a)
05/15/2031	6.750%	66,000	67,377
CrossCountry Intermediate HoldCo LLC(a)
10/01/2030	6.500%	151,000	152,928
GGAM Finance Ltd.(a)
02/15/2027	8.000%	72,000	73,648
04/15/2029	6.875%	227,000	235,768
03/15/2030	5.875%	318,000	322,569

Columbia Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Balanced Fund, November 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
goeasy Ltd.(a)
07/01/2029	7.625%	114,000	113,070
05/15/2030	6.875%	45,000	43,091
10/01/2030	7.375%	46,000	44,493
02/15/2031	6.875%	31,000	29,246
Navient Corp.
03/15/2031	11.500%	338,000	377,658
08/01/2033	5.625%	48,000	43,243
OneMain Finance Corp.
01/15/2027	3.500%	118,000	116,442
05/15/2029	6.625%	428,000	443,041
03/15/2030	7.875%	199,000	210,937
05/15/2031	7.500%	363,000	381,261
11/15/2031	7.125%	71,000	73,746
03/15/2032	6.750%	289,000	295,233
03/15/2033	6.500%	361,000	362,891
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	459,000	482,162
Rocket Cos, Inc.(a)
08/01/2030	6.125%	129,000	133,916
08/01/2033	6.375%	165,000	172,946
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	77,000	74,426
03/01/2031	3.875%	192,000	181,803
10/15/2033	4.000%	872,000	808,009
United Wholesale Mortgage LLC(a)
06/15/2027	5.750%	40,000	40,087
04/15/2029	5.500%	331,000	327,649
UWM Holdings LLC(a)
02/01/2030	6.625%	316,000	321,004
03/15/2031	6.250%	402,000	403,859
Total			6,332,503
Food and Beverage 0.8%
Bacardi Ltd.(a)
05/15/2028	4.700%	1,510,000	1,522,556
05/15/2038	5.150%	21,031,000	20,086,519
Campbell Soup Co.
03/23/2035	4.750%	7,530,000	7,361,162
Chobani Holdco II LLC(a),(f)
10/01/2029	8.750%	228,113	242,492
Chobani LLC/Finance Corp., Inc.(a)
07/01/2029	7.625%	76,000	79,239
Constellation Brands, Inc.
08/01/2029	3.150%	4,032,000	3,887,817
Darling Ingredients, Inc.(a)
06/15/2030	6.000%	310,000	314,888
General Mills, Inc.
01/30/2027	4.700%	2,734,000	2,754,378
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Heineken NV(a)
01/29/2028	3.500%	8,690,000	8,615,461
Kraft Heinz Foods Co.
06/01/2026	3.000%	9,060,000	9,005,362
Lamb Weston Holdings, Inc.(a)
01/31/2032	4.375%	144,000	137,845
Mars, Inc.(a)
04/20/2028	4.550%	8,725,000	8,835,188
03/01/2035	5.200%	11,299,000	11,681,568
Pepsico Singapore Financing I Pte Ltd.
02/16/2027	4.650%	5,433,000	5,485,519
Post Holdings, Inc.(a)
04/15/2030	4.625%	459,000	446,941
09/15/2031	4.500%	115,000	108,723
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	477,000	479,850
04/30/2029	4.375%	236,000	228,814
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	314,000	302,373
US Foods, Inc.(a)
09/15/2028	6.875%	198,000	204,896
02/15/2029	4.750%	321,000	319,411
06/01/2030	4.625%	208,000	204,895
Total			82,305,897
Gaming 0.0%
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	243,000	230,229
02/15/2030	7.000%	480,000	496,970
02/15/2032	6.500%	201,000	204,575
10/15/2032	6.000%	350,000	333,954
CDI Escrow Issuer, Inc.(a)
04/01/2030	5.750%	110,000	110,885
Churchill Downs, Inc.(a)
05/01/2031	6.750%	184,000	189,906
Light & Wonder International, Inc.(a)
09/01/2031	7.500%	366,000	383,509
10/01/2033	6.250%	274,000	275,682
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	286,000	264,963
Rivers Enterprise Borrower LLC/Finance Corp.(a)
02/01/2033	6.625%	316,000	320,470
Rivers Enterprise Lender LLC/Corp.(a)
10/15/2030	6.250%	196,000	199,016
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	645,000	571,183
Columbia Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Balanced Fund, November 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Voyager Parent LLC(a)
07/01/2032	9.250%	247,000	261,708
Total			3,843,050
Health Care 0.5%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	357,000	353,435
04/15/2029	5.000%	236,000	229,293
03/15/2033	7.375%	297,000	303,991
Avantor Funding, Inc.(a)
07/15/2028	4.625%	154,000	152,653
11/01/2029	3.875%	400,000	381,722
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	201,000	209,820
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	160,000	158,307
03/15/2029	3.750%	242,000	233,722
CHS/Community Health Systems, Inc.(a)
04/15/2029	6.875%	239,000	219,610
05/15/2030	5.250%	430,000	406,409
01/15/2032	10.875%	118,000	127,523
Concentra Escrow Issuer Corp.(a)
07/15/2032	6.875%	241,000	253,034
CVS Health Corp.
03/25/2038	4.780%	6,450,000	6,127,908
03/25/2048	5.050%	5,280,000	4,738,859
DaVita, Inc.(a)
07/15/2033	6.750%	188,000	195,731
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	13,500,000	13,892,529
HCA, Inc.
09/01/2030	3.500%	19,600,000	18,870,666
IQVIA, Inc.(a)
05/15/2027	5.000%	101,000	100,953
05/15/2030	6.500%	104,000	108,358
06/01/2032	6.250%	302,000	316,222
LifePoint Health, Inc.(a)
10/15/2030	11.000%	91,000	100,311
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%	127,000	131,320
Mozart Debt Merger Sub, Inc.(a)
10/01/2029	5.250%	980,000	982,051
Select Medical Corp.(a)
12/01/2032	6.250%	376,000	373,215
Star Parent, Inc.(a)
10/01/2030	9.000%	543,000	582,694
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	445,000	456,923
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tenet Healthcare Corp.
11/01/2027	5.125%	237,000	237,762
10/01/2028	6.125%	220,000	220,687
01/15/2030	4.375%	81,000	79,367
06/15/2030	6.125%	234,000	239,352
05/15/2031	6.750%	361,000	375,971
Tenet Healthcare Corp.(a)
11/15/2032	5.500%	591,000	600,309
11/15/2033	6.000%	210,000	216,868
Total			51,977,575
Healthcare Insurance 0.2%
UnitedHealth Group, Inc.
01/15/2031	4.650%	3,065,000	3,118,680
04/15/2034	5.000%	15,612,000	15,975,015
04/15/2054	5.375%	4,000	3,862
Total			19,097,557
Home Construction 0.0%
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	187,000	191,082
Independent Energy 0.2%
APA Corp.
02/15/2055	6.750%	2,994,000	3,022,245
Baytex Energy Corp.(a)
04/30/2030	8.500%	229,000	241,576
03/15/2032	7.375%	36,000	36,582
Civitas Resources, Inc.(a)
07/01/2028	8.375%	11,000	11,367
11/01/2030	8.625%	28,000	29,334
07/01/2031	8.750%	393,000	409,571
06/15/2033	9.625%	466,000	503,183
CNX Resources Corp.(a)
01/15/2029	6.000%	316,000	317,462
01/15/2031	7.375%	48,000	49,855
03/01/2032	7.250%	197,000	205,717
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	372,000	373,337
Comstock Resources, Inc.(a)
03/01/2029	6.750%	220,000	220,471
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	307,000	308,232
02/01/2029	5.750%	103,000	101,122
04/15/2030	6.000%	56,000	54,164
04/15/2032	6.250%	121,000	113,704
11/01/2033	8.375%	371,000	380,490
02/15/2035	7.250%	288,000	273,984
Matador Resources Co.(a)
04/15/2032	6.500%	459,000	466,262
04/15/2033	6.250%	112,000	112,128

Columbia Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Balanced Fund, November 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Occidental Petroleum Corp.
08/01/2027	5.000%	2,069,000	2,106,852
10/01/2054	6.050%	5,000,000	4,859,616
Permian Resources Operating LLC(a)
04/15/2027	8.000%	118,000	119,503
01/15/2032	7.000%	369,000	384,387
02/01/2033	6.250%	151,000	154,655
SM Energy Co.
09/15/2026	6.750%	252,000	252,230
SM Energy Co.(a)
08/01/2029	6.750%	217,000	216,546
08/01/2032	7.000%	106,000	103,390
Total			15,427,965
Integrated Energy 0.1%
BP Capital Markets America, Inc.
11/17/2027	5.017%	10,545,000	10,763,543
03/17/2052	3.001%	5,150,000	3,374,506
Total			14,138,049
Leisure 0.1%
Boyne USA, Inc.(a)
05/15/2029	4.750%	327,000	321,955
Carnival Corp.(a)
03/15/2030	5.750%	216,000	221,906
08/01/2032	5.750%	513,000	526,125
02/15/2033	6.125%	393,000	404,686
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
10/01/2028	6.500%	206,000	199,678
Cinemark USA, Inc.(a)
07/15/2028	5.250%	256,000	255,364
08/01/2032	7.000%	184,000	191,969
NCL Corp., Ltd.(a)
01/15/2031	5.875%	359,000	355,172
02/01/2032	6.750%	302,000	306,727
09/15/2033	6.250%	219,000	216,542
NCL Finance Ltd.(a)
03/15/2028	6.125%	201,000	205,439
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	649,000	618,595
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%	254,000	253,699
Vail Resorts, Inc.(a)
05/15/2032	6.500%	144,000	149,513
Viking Cruises Ltd.(a)
07/15/2031	9.125%	347,000	372,085
10/15/2033	5.875%	461,000	468,460
Total			5,067,915
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Insurance 0.2%
Met Tower Global Funding(a)
10/01/2027	4.000%	6,338,000	6,345,618
04/12/2029	5.250%	6,379,000	6,611,389
Principal Life Global Funding II(a)
01/09/2028	4.800%	3,065,000	3,106,364
11/27/2029	4.950%	1,856,000	1,901,884
Total			17,965,255
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
03/15/2033	5.875%	91,000	93,826
09/15/2033	5.750%	140,000	143,462
Hilton Grand Vacations Borrower Escrow LLC(a)
01/15/2032	6.625%	324,000	329,457
Marriott Ownership Resorts, Inc.(a)
10/01/2033	6.500%	462,000	439,503
Total			1,006,248
Media and Entertainment 0.1%
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	239,000	239,191
06/01/2029	7.500%	419,000	416,232
04/01/2030	7.875%	363,000	382,618
02/15/2031	7.125%	239,000	248,878
03/15/2033	7.500%	242,000	254,329
Gray Media, Inc.(a)
07/15/2032	9.625%	62,000	64,449
08/15/2033	7.250%	168,000	168,988
iHeartCommunications, Inc.(a)
05/01/2029	9.125%	38,456	35,593
08/15/2030	7.750%	86,210	73,831
Mav Acquisition Corp.(a)
08/01/2029	8.000%	190,000	192,555
McGraw-Hill Education, Inc.(a)
09/01/2031	7.375%	220,000	228,169
Meta Platforms, Inc.
11/15/2045	5.500%	2,237,000	2,235,138
11/15/2055	5.625%	3,937,000	3,923,951
11/15/2065	5.750%	4,333,000	4,308,072
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	192,000	191,834
03/15/2030	4.625%	138,000	134,049
02/15/2031	7.375%	176,000	186,643
Roblox Corp.(a)
05/01/2030	3.875%	274,000	262,105
Snap, Inc.(a)
03/01/2033	6.875%	312,000	321,398
03/15/2034	6.875%	342,000	350,493
Columbia Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Balanced Fund, November 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Univision Communications, Inc.(a)
08/15/2028	8.000%	173,000	178,634
05/01/2029	4.500%	97,000	92,621
06/30/2030	7.375%	131,000	133,047
WarnerMedia Holdings, Inc.
03/15/2032	4.279%	200,000	182,924
03/15/2042	5.050%	589,000	470,736
03/15/2052	5.141%	85,000	63,775
Total			15,340,253
Metals and Mining 0.0%
Alcoa Nederland Holding BV(a)
03/15/2031	7.125%	84,000	89,117
Carpenter Technology Corp.(a)
03/01/2034	5.625%	199,000	202,233
Cleveland-Cliffs, Inc.(a)
11/01/2029	6.875%	74,000	76,277
03/15/2032	7.000%	39,000	39,991
05/01/2033	7.375%	41,000	42,492
Compass Minerals International, Inc.(a)
07/01/2030	8.000%	135,000	140,526
Constellium SE(a)
06/15/2028	5.625%	159,000	159,061
04/15/2029	3.750%	206,000	198,644
08/15/2032	6.375%	130,000	133,782
Hudbay Minerals, Inc.(a)
04/01/2029	6.125%	443,000	449,168
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	210,000	201,860
03/01/2034	5.875%	338,000	337,170
Novelis Corp.(a)
01/30/2030	4.750%	334,000	321,907
08/15/2031	3.875%	331,000	302,384
08/15/2033	6.375%	203,000	204,841
Novelis, Inc.(a)
01/30/2030	6.875%	72,000	74,618
Total			2,974,071
Midstream 0.2%
AmeriGas Partners LP/Finance Corp.(a)
06/01/2030	9.500%	289,000	306,186
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	429,000	444,986
CNX Midstream Partners LP(a)
04/15/2030	4.750%	465,000	446,938
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	576,000	603,976
06/30/2033	7.375%	521,000	534,145
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Enbridge, Inc.
04/05/2027	5.250%	7,412,000	7,513,081
Hess Midstream Operations LP(a)
10/15/2030	5.500%	56,000	56,600
ITT Holdings LLC(a)
08/01/2029	6.500%	37,000	35,905
Kinder Morgan Energy Partners LP
03/01/2044	5.500%	4,080,000	3,974,299
NuStar Logistics LP
10/01/2030	6.375%	150,000	156,990
Rockies Express Pipeline LLC(a)
03/15/2033	6.750%	123,000	129,028
Sunoco LP(a),(g),(i)
	7.875%	227,000	231,411
Sunoco LP(a)
05/01/2032	7.250%	236,000	249,227
07/01/2033	6.250%	365,000	374,943
Sunoco LP/Finance Corp.
04/30/2030	4.500%	178,000	173,291
TransMontaigne Partners LLC(a)
06/15/2030	8.500%	436,000	445,661
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	107,000	100,579
08/15/2031	4.125%	380,000	348,684
11/01/2033	3.875%	203,000	177,578
Venture Global LNG, Inc.(a)
06/01/2028	8.125%	355,000	363,643
02/01/2029	9.500%	87,000	91,880
01/15/2030	7.000%	355,000	348,412
06/01/2031	8.375%	304,000	304,780
02/01/2032	9.875%	157,000	163,440
Venture Global Plaquemines LNG LLC(a)
05/01/2033	7.500%	154,000	168,167
01/15/2034	6.500%	356,000	368,383
05/01/2035	7.750%	154,000	171,514
01/15/2036	6.750%	740,000	776,029
Western Midstream Operating LP
04/01/2033	6.150%	4,559,000	4,836,120
Total			23,895,876
Natural Gas 0.1%
NiSource, Inc.
05/01/2030	3.600%	3,855,000	3,750,443
Southern Co Gas Capital Corp.
09/15/2028	4.050%	3,168,000	3,169,424
Total			6,919,867

Columbia Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Balanced Fund, November 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oil Field Services 0.0%
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	313,000	314,854
09/01/2032	6.625%	185,000	190,554
Kodiak Gas Services LLC(a)
02/15/2029	7.250%	304,000	317,155
10/01/2033	6.500%	193,000	196,849
10/01/2035	6.750%	114,000	117,081
Nabors Industries, Inc.(a)
01/31/2030	9.125%	398,000	417,398
08/15/2031	8.875%	298,000	291,573
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	210,416	216,232
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	213,714	219,639
Transocean, Inc.(a)
05/15/2029	8.250%	71,000	72,204
05/15/2031	8.500%	118,000	118,888
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	246,000	255,658
Total			2,728,085
Other Industry 0.0%
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	77,000	79,406
04/15/2030	6.625%	186,000	191,979
Total			271,385
Other REIT 0.0%
Ladder Capital Finance Holdings LLLP/Corp.(a)
06/15/2029	4.750%	268,000	264,099
07/15/2031	7.000%	374,000	396,496
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
10/01/2028	5.875%	257,000	257,273
05/15/2029	4.875%	141,000	136,868
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	121,000	124,859
06/15/2033	6.500%	140,000	145,277
Service Properties Trust
06/15/2029	8.375%	90,000	88,431
Service Properties Trust(a)
11/15/2031	8.625%	163,000	171,063
Total			1,584,366
Packaging 0.0%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
06/15/2027	6.000%	388,000	392,746
09/01/2029	4.000%	650,000	606,534
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2029	6.625%	182,000	183,935
04/15/2030	8.750%	498,000	498,622
04/15/2032	6.750%	126,000	127,569
Total			1,809,406
Pharmaceuticals 0.9%
1261229 BC Ltd.(a)
04/15/2032	10.000%	586,000	606,518
AbbVie, Inc.
03/15/2029	4.800%	25,863,000	26,541,701
11/21/2029	3.200%	7,780,000	7,548,362
Amgen, Inc.
03/02/2033	5.250%	5,770,000	6,010,541
Bausch Health Companies, Inc.(a)
01/31/2027	8.500%	35,000	34,851
06/01/2028	4.875%	16,000	14,543
09/30/2028	11.000%	75,000	78,985
02/15/2029	6.250%	54,000	44,417
Gilead Sciences, Inc.
03/01/2026	3.650%	35,606,000	35,558,878
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	524,000	512,797
Organon Finance 1 LLC(a)
04/30/2028	4.125%	115,000	112,423
04/30/2031	5.125%	153,000	128,140
Pfizer Investment Enterprises Pte., Ltd.
05/19/2026	4.450%	10,575,000	10,589,973
Total			87,782,129
Property & Casualty 0.1%
Acrisure LLC/Finance, Inc.(a)
02/01/2029	8.250%	125,000	130,103
08/01/2029	6.000%	203,000	200,577
11/06/2030	7.500%	190,000	196,952
07/01/2032	6.750%	129,000	132,018
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	6.750%	366,000	367,803
04/15/2028	6.750%	189,000	192,436
11/01/2029	5.875%	197,000	194,600
01/15/2031	7.000%	615,000	639,257
10/01/2031	6.500%	101,000	103,884
10/01/2032	7.375%	375,000	387,501
AmWINS Group, Inc.(a)
02/15/2029	6.375%	309,000	317,821
Ardonagh Finco Ltd.(a)
02/15/2031	7.750%	378,000	395,312
Ardonagh Group Finance Ltd.(a)
02/15/2032	8.875%	440,000	454,253
Columbia Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Balanced Fund, November 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	574,000	573,756
HUB International Ltd.(a)
12/01/2029	5.625%	269,000	268,970
01/31/2032	7.375%	377,000	392,850
HUB International, Ltd.(a)
06/15/2030	7.250%	518,000	542,528
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	422,000	436,442
Ryan Specialty LLC(a)
08/01/2032	5.875%	281,000	287,257
Total			6,214,320
Railroads 0.1%
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	367,000	377,995
Norfolk Southern Corp.
06/15/2026	2.900%	5,434,000	5,401,171
Watco Cos LLC/Finance Corp.(a)
08/01/2032	7.125%	602,000	630,010
Total			6,409,176
Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(a)
09/15/2029	5.625%	189,000	192,647
10/15/2030	4.000%	339,000	323,452
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	404,000	376,795
Total			892,894
Retailers 0.1%
Advance Auto Parts, Inc.(a)
08/01/2030	7.000%	116,000	118,425
08/01/2033	7.375%	118,000	120,074
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	211,000	206,662
Beach Acquisition Bidco LLC(a),(f)
07/15/2033	10.000%	434,000	470,790
Belron UK Finance PLC(a)
10/15/2029	5.750%	91,000	92,578
Group 1 Automotive, Inc.(a)
01/15/2030	6.375%	123,000	126,420
Hanesbrands, Inc.(a)
02/15/2031	9.000%	120,000	126,627
L Brands, Inc.
06/15/2029	7.500%	240,000	244,734
L Brands, Inc.(a)
10/01/2030	6.625%	50,000	50,794
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LCM Investments Holdings II LLC(a)
08/01/2031	8.250%	358,000	377,878
Lithia Motors, Inc.(a)
01/15/2031	4.375%	120,000	115,219
Lowe’s Companies, Inc.
04/01/2052	4.250%	2,367,000	1,896,069
04/01/2062	4.450%	3,544,000	2,824,750
Walmart, Inc.
04/28/2035	4.900%	3,939,000	4,086,506
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	342,000	313,903
Total			11,171,429
Supermarkets 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2028	5.875%	158,000	158,430
03/15/2029	3.500%	138,000	132,628
Total			291,058
Technology 0.6%
Amentum Escrow Corp.(a)
08/01/2032	7.250%	371,000	389,621
APLD ComputeCo LLC(a)
12/15/2030	9.250%	714,000	688,361
Block, Inc.(a)
08/15/2030	5.625%	189,000	192,629
08/15/2033	6.000%	148,000	152,135
Block, Inc.
05/15/2032	6.500%	424,000	443,316
Broadcom, Inc.
04/15/2028	4.800%	5,058,000	5,154,834
Broadcom, Inc.(a)
11/15/2036	3.187%	11,197,000	9,657,292
CACI International, Inc.(a)
06/15/2033	6.375%	260,000	270,985
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	77,000	65,649
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	81,000	67,205
Cipher Compute LLC(a)
11/15/2030	7.125%	331,000	336,259
Clarivate Science Holdings Corp.(a)
07/01/2029	4.875%	629,000	594,565
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	890,000	919,932
06/30/2032	8.250%	446,000	471,078
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	911,000	796,102

Columbia Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Balanced Fund, November 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Entegris Escrow Corp.(a)
06/15/2030	5.950%	621,000	636,123
Fair Isaac Corp.(a)
05/15/2033	6.000%	213,000	219,349
Gen Digital, Inc.(a)
04/01/2033	6.250%	86,000	88,565
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	329,000	349,848
HealthEquity, Inc.(a)
10/01/2029	4.500%	136,000	133,524
Intel Corp.
03/25/2050	4.750%	4,225,000	3,557,669
International Business Machines Corp.
05/15/2026	3.300%	10,360,000	10,322,634
ION Platform Finance US Inc./SARL(a)
05/15/2028	5.750%	346,000	324,464
05/01/2029	8.750%	224,000	222,828
05/30/2029	9.500%	380,000	386,474
ION Platform Finance US, Inc.(a)
09/30/2032	7.875%	388,000	369,388
Iron Mountain, Inc.(a)
09/15/2027	4.875%	91,000	90,659
07/15/2028	5.000%	263,000	261,729
02/15/2029	7.000%	87,000	89,371
07/15/2030	5.250%	79,000	78,260
01/15/2033	6.250%	96,000	98,157
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	579,000	574,896
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	523,000	565,964
NCR Corp.(a)
10/01/2028	5.000%	456,000	452,733
04/15/2029	5.125%	193,000	191,345
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	574,000	571,573
05/15/2031	10.375%	152,000	153,688
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	9,500,000	9,161,772
Oracle Corp.
09/26/2065	6.100%	10,420,000	9,705,875
Picard Midco, Inc.(a)
03/31/2029	6.500%	515,000	519,616
Science Applications International Corp.(a)
11/01/2033	5.875%	256,000	255,249
Seagate Data Storage Technology Pte Ltd.(a)
12/15/2029	8.250%	118,000	125,352
07/15/2031	8.500%	76,000	80,914
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sensata Technologies BV(a)
09/01/2030	5.875%	263,000	266,032
Shift4 Payments LLC/Finance Sub, Inc.(a)
08/15/2032	6.750%	516,000	535,988
Synaptics, Inc.(a)
06/15/2029	4.000%	101,000	97,227
UKG, Inc.(a)
02/01/2031	6.875%	502,000	518,166
WEX, Inc.(a)
03/15/2033	6.500%	260,000	265,044
WULF Compute LLC(a)
10/15/2030	7.750%	160,000	165,429
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	613,000	580,119
Total			62,215,987
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.(a)
01/15/2030	8.250%	133,000	136,981
02/15/2031	8.000%	259,000	264,560
06/15/2032	8.375%	187,000	192,522
ERAC USA Finance LLC(a)
10/15/2037	7.000%	5,050,000	5,908,578
Total			6,502,641
Wireless 0.0%
Altice France(a)
10/15/2030	6.875%	332,683	328,297
03/15/2032	6.500%	154,790	150,538
Altice France Lux 3/Holdings 1(a)
01/15/2033	10.000%	41,200	39,563
Vmed O2 UK Financing I PLC(a)
07/15/2031	4.750%	386,000	354,001
Total			872,399
Wirelines 0.0%
Fibercop SpA(a)
07/18/2036	7.200%	78,000	77,529
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	220,000	229,744
03/15/2031	8.625%	353,000	372,863
Iliad Holding SAS(a)
10/15/2028	7.000%	422,000	428,000
Iliad Holding SASU(a)
04/15/2032	7.000%	196,000	201,859
Optics Bidco SpA(a)
06/04/2038	7.721%	52,000	52,482
Columbia Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Balanced Fund, November 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Windstream Escrow LLC/Finance Corp.(a)
10/01/2031	8.250%	247,000	257,347
Windstream Services LLC(a)
10/15/2033	7.500%	167,000	170,356
Total			1,790,180
Total Corporate Bonds & Notes (Cost $836,410,779)			856,497,123

Exchange-Traded Equity Funds 1.9%
	Shares	Value ($)
U.S. Mid Large Cap 1.9%
iShares Core MSCI EAFE ETF	2,163,578	192,212,270
Total Exchange-Traded Equity Funds (Cost $145,112,086)		192,212,270

Foreign Government Obligations(j) 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.0%
NOVA Chemicals Corp.(a)
11/15/2028	8.500%	71,000	74,426
02/15/2030	9.000%	477,000	510,163
12/01/2031	7.000%	87,000	92,486
Total			677,075
Total Foreign Government Obligations (Cost $635,126)			677,075

Residential Mortgage-Backed Securities - Agency 13.9%

Fannie Mae REMICS(b),(k)
CMO Series 2024-6 Class AS
30-day Average SOFR + 5.936% Cap 6.050% 09/25/2049	1.864%	32,950,502	3,914,691
Fannie Mae REMICS(b)
CMO Series 2024-87 Class FA
30-day Average SOFR + 1.400% Floor 1.400%, Cap 6.500% 12/25/2054	5.472%	15,563,960	15,641,843
CMO Series 2025-10 Class FB
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 02/25/2055	4.922%	15,113,343	15,058,067
CMO Series 2025-15 Class ME
30-day Average SOFR + 3.300% Floor 3.300%, Cap 7.800% 04/25/2055	7.372%	17,901,952	18,329,143
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2025-4 Class FA
30-day Average SOFR + 1.200% Floor 1.200%, Cap 7.000% 07/25/2054	5.272%	17,749,190	17,801,700
CMO Series 2025-6 Class LF
30-day Average SOFR + 1.800% Floor 1.800%, Cap 6.000% 02/25/2055	5.872%	33,608,562	33,930,986
CMO Series 2025-86 Class FH
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 09/25/2055	4.922%	36,436,093	36,263,535
Federal Home Loan Mortgage Corp.
07/01/2029- 07/01/2052	3.500%	24,344,895	22,593,292
10/01/2031- 10/01/2039	6.000%	171,879	180,331
06/01/2032- 07/01/2032	7.000%	53,307	55,853
12/01/2036- 05/01/2055	5.500%	18,385,428	18,823,867
03/01/2038	6.500%	321	339
12/01/2051- 06/01/2052	2.500%	78,140,476	66,849,928
07/01/2052- 01/01/2055	4.500%	66,508,825	65,537,454
01/01/2054	4.000%	58,133,671	55,697,257
12/01/2054	5.000%	18,784,772	18,940,432
Federal Home Loan Mortgage Corp.(b)
12-month Term SOFR + 1.708% Cap 11.276% 08/01/2036	6.483%	3,121	3,230
Federal Home Loan Mortgage Corp.(l)
11/01/2052	4.000%	79,798,068	76,840,889
Federal Home Loan Mortgage Corp.(b),(k)
CMO Series 326 Class S2
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 03/15/2044	1.694%	23,313,199	2,532,611
Federal Home Loan Mortgage Corp. REMICS(b),(k)
CMO Series 4906 Class QS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/25/2049	1.864%	18,832,934	2,669,261
CMO Series 5228 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 9,999.000% 01/25/2047	1.689%	20,356,333	2,467,149

Columbia Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Balanced Fund, November 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5440 Class SM
-1.0 x 30-day Average SOFR + 5.900% Cap 5.900% 07/25/2054	1.828%	42,281,630	4,116,514
Federal National Mortgage Association
12/01/2025- 04/01/2052	3.500%	7,085,112	6,568,495
07/01/2027- 04/01/2052	3.000%	24,411,513	21,731,453
01/01/2029- 08/01/2044	4.000%	282,628	277,299
06/01/2031	7.000%	23,613	24,716
07/01/2032- 03/01/2037	6.500%	82,973	86,107
06/01/2037- 03/01/2054	5.500%	38,484,287	39,027,461
11/01/2043- 12/01/2054	4.500%	32,400,082	31,784,996
08/01/2051	2.500%	34,479,372	29,628,421
02/01/2052- 03/01/2052	2.000%	60,515,827	50,042,859
08/01/2053- 12/01/2054	5.000%	120,730,955	121,363,467
03/01/2054- 09/01/2054	6.000%	77,551,213	79,585,987
Federal National Mortgage Association(l)
08/01/2029- 03/01/2046	3.500%	2,163,576	2,069,448
01/01/2031- 02/01/2031	3.000%	439,841	431,673
10/01/2043	4.500%	177,782	178,701
Federal National Mortgage Association REMICS(b),(k)
CMO Series 2017-76 Class SB
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 10/25/2057	1.914%	18,150,934	2,409,437
CMO Series 2023-50 Class S
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 07/25/2049	1.814%	21,277,879	2,109,059
CMO Series 2024-74 Class SW
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 09/25/2054	1.928%	31,391,832	3,073,439
Freddie Mac REMICS(b)
CMO Series 5462 Class FA
30-day Average SOFR + 1.100% Floor 1.100%, Cap 6.500% 10/25/2054	5.172%	25,615,342	25,636,436
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5500 Class FQ
30-day Average SOFR + 1.430% Floor 1.430%, Cap 6.500% 10/25/2054	5.502%	19,051,010	19,174,783
CMO Series 5513 Class MQ
30-day Average SOFR + 3.950% Cap 8.250% 06/25/2054	8.022%	18,497,328	19,137,769
CMO Series 5513 Class MU
30-day Average SOFR + 3.950% Cap 8.250% 11/25/2054	8.022%	42,206,221	43,776,381
CMO Series 5518 Class FC
30-day Average SOFR + 1.320% Floor 1.320%, Cap 6.500% 03/25/2055	5.392%	18,376,167	18,464,453
CMO Series 5532 Class MB
30-day Average SOFR + 3.950% Cap 8.250% 04/25/2055	8.022%	8,474,274	8,727,873
CMO Series 5560 Class MB
30-day Average SOFR + 4.600% Cap 8.700% 06/25/2055	8.672%	17,473,552	18,046,823
Freddie Mac REMICS(b),(k)
CMO Series 5573 Class SA
-1.0 x 30-day Average SOFR + 5.150% Cap 5.150% 09/25/2055	1.078%	30,388,777	1,962,902
Government National Mortgage Association(b),(k)
CMO Series 2019-22 Class SM
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 02/20/2049	1.976%	20,812,715	2,660,849
CMO Series 2020-101 Class SK
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	2.126%	9,996,011	1,307,798
CMO Series 2020-77 Class KS
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 05/20/2049	2.026%	20,206,321	2,755,651
CMO Series 2021-154 Class SD
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	2.226%	37,269,750	5,262,791
Columbia Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Balanced Fund, November 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-55 Class SC
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 03/20/2051	2.226%	16,126,429	2,289,248
CMO Series 2021-58 Class SN
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 04/20/2051	2.226%	15,763,417	1,938,078
CMO Series 2021-66 Class AS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 04/20/2051	2.226%	29,861,986	4,235,573
CMO Series 2021-74 Class SA
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 04/20/2051	2.226%	18,662,148	2,650,814
CMO Series 2021-98 Class KS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 06/20/2051	2.226%	14,804,237	2,227,594
CMO Series 2024-126 Class SG
30-day Average SOFR + 6.650% Cap 6.650% 08/20/2054	2.551%	45,268,762	5,477,715
CMO Series 2024-159 Class CS
30-day Average SOFR + 5.500% Cap 5.500% 10/20/2054	1.401%	98,320,841	7,523,481
CMO Series 2024-184 Class SX
30-day Average SOFR + 5.250% Cap 5.250% 11/20/2054	1.151%	57,259,066	3,730,119
CMO Series 2024-196 Class SK
-1.0 x 30-day Average SOFR + 6.100% Cap 6.100% 12/20/2054	2.001%	18,306,068	1,728,842
CMO Series 2024-197 Class LS
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 12/20/2054	1.901%	51,901,994	4,876,462
CMO Series 2024-197 Class SH
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 12/20/2054	1.901%	61,256,806	5,473,951
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-197 Class SV
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 12/20/2054	1.951%	62,093,017	7,162,696
CMO Series 2024-204 Class ES
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 12/20/2054	1.951%	49,040,946	5,717,233
CMO Series 2024-22D Class AS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2051	1.976%	32,974,909	4,173,156
Government National Mortgage Association(k)
CMO Series 2024-22 Class EI
01/20/2052	3.500%	47,119,778	8,899,037
CMO Series 2024-28 Class IM
01/20/2050	4.000%	15,430,615	2,300,615
Government National Mortgage Association(b)
CMO Series 2025-39 Class M
30-day Average SOFR + 4.000% Floor 4.000%, Cap 7.700% 03/20/2055	6.823%	15,005,109	15,502,292
Uniform Mortgage-Backed Security TBA(h)
12/16/2040- 12/13/2053	3.000%	123,625,000	111,087,319
12/16/2040- 12/12/2054	3.500%	85,550,000	80,709,330
12/13/2053	4.000%	10,000,000	9,523,357
12/13/2053	4.500%	54,000,000	52,857,883
12/13/2053	5.500%	57,000,000	57,718,544
Total Residential Mortgage-Backed Securities - Agency (Cost $1,405,182,106)			1,433,359,238

Residential Mortgage-Backed Securities - Non-Agency 7.2%

A&D Mortgage Trust(a),(g)
CMO Series 2024-NQM2 Class A1
04/25/2069	6.498%	21,758,268	22,041,234
CMO Series 2025-NQM3 Class A1
08/25/2070	5.374%	14,457,278	14,523,534
CMO Series 2025-NQM4 Class A1
10/25/2070	5.225%	14,884,765	14,919,880
ACHM Trust(a),(d)
CMO Series 2025-HE2 Class A
08/25/2055	5.465%	27,224,808	27,298,557
Ajax Mortgage Loan Trust(a),(d)
CMO Series 2021-A Class A1
09/25/2065	1.065%	9,821,595	8,939,854

Columbia Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Balanced Fund, November 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Angel Oak Mortgage Trust(a),(d)
CMO Series 2020-6 Class A3
05/25/2065	1.775%	522,414	481,811
CMO Series 2020-6 Class M1
05/25/2065	2.805%	2,575,000	2,224,831
CMO Series 2020-R1 Class A1
04/25/2053	0.990%	1,485,166	1,416,452
Angel Oak Mortgage Trust(a),(g)
CMO Series 2022-6 Class A1
07/25/2067	4.300%	20,635,939	20,484,073
BRAVO Residential Funding Trust(a),(d)
CMO Series 2020-NQM1 Class A1
05/25/2060	1.449%	411,424	401,682
CMO Series 2020-RPL1 Class A1
05/26/2059	2.500%	1,123,650	1,106,779
CMO Series 2021-NQM1 Class A1
02/25/2049	0.941%	3,922,562	3,676,959
CMO Series 2021-NQM1 Class A3
02/25/2049	1.332%	1,588,986	1,497,101
CMO Series 2021-NQM2 Class A3
03/25/2060	1.435%	470,398	459,911
CMO Series 2022-NQM3 Class A1
07/25/2062	5.108%	4,497,582	4,492,603
Subordinated CMO Series 2021-NQM2 Class B1
03/25/2060	3.044%	2,725,000	2,561,621
BRAVO Residential Funding Trust(a),(g)
CMO Series 2023-NQM8 Class A1
10/25/2063	6.394%	3,208,331	3,237,971
CMO Series 2024-NQM2 Class A1
02/25/2064	6.285%	5,592,318	5,658,986
CMO Series 2024-NQM3 Class A1
03/25/2064	6.191%	7,865,226	7,961,273
CHNGE Mortgage Trust(a),(d)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	9,923,750	9,595,399
CHNGE Mortgage Trust(a),(g)
CMO Series 2022-NQM1 Class A1
06/25/2067	5.189%	3,681,213	3,668,401
COLT Mortgage Loan Trust(a)
CMO Series 2021-2R Class A1
07/27/2054	0.798%	1,508,562	1,365,111
COLT Mortgage Loan Trust(a),(d)
CMO Series 2021-HX1 Class M1
10/25/2066	2.355%	3,250,000	2,393,919
CMO Series 2022-1 Class A1
12/27/2066	2.284%	10,369,277	9,611,901
CMO Series 2022-4 Class A1
03/25/2067	4.301%	8,846,319	8,797,158
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COLT Mortgage Loan Trust(a),(g)
CMO Series 2024-1 Class A1
02/25/2069	5.835%	5,712,549	5,755,034
CMO Series 2025-7 Class A1
06/25/2070	5.470%	29,266,936	29,490,691
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2022-R04 Class 1M2
30-day Average SOFR + 3.100% 03/25/2042	7.172%	7,200,000	7,381,999
Credit Suisse Mortgage Trust(a),(d)
CMO Series 2021-AFC1 Class A1
03/25/2056	0.830%	2,948,398	2,504,269
CMO Series 2021-NQM1 Class A3
05/25/2065	1.199%	870,064	800,115
CMO Series 2021-NQM1 Class M1
05/25/2065	2.130%	1,075,000	873,544
CMO Series 2021-RPL2 Class M1
01/25/2060	2.750%	4,775,000	3,685,395
CMO Series 2021-RPL2 Class M2
01/25/2060	3.250%	2,525,000	1,903,428
Cross Mortgage Trust(a),(g)
CMO Series 2024-H2 Class A1
04/25/2069	6.093%	2,176,919	2,200,100
CSMC Trust(a),(d)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	6,923,465	6,718,786
CMO Series 2021-RPL4 Class A1
12/27/2060	5.796%	5,333,421	5,337,989
Subordinated CMO Series 2020-RPL4 Class A1
01/25/2060	2.000%	2,829,745	2,578,376
CSMC Trust(a)
CMO Series 2019-AFC1 Class A1
07/25/2049	3.573%	1,554,570	1,504,949
Ellington Financial Mortgage Trust(a),(d)
CMO Series 2019-2 Class A3
11/25/2059	3.046%	309,667	304,544
CMO Series 2020-1 Class A1
05/25/2065	2.006%	1,412	1,400
CMO Series 2022-2 Class A1
04/25/2067	4.299%	26,490,022	26,365,585
CMO Series 2025-NQM1 Class A1
01/25/2070	5.668%	5,258,778	5,302,484
Equifirst Mortgage Loan Trust(g)
CMO Series 2003-1 Class IF1
12/25/2032	4.010%	17,016	16,401
FIGRE Trust(a),(g)
CMO Series 2025-FL1 Class A1
07/25/2055	5.265%	7,530,078	7,570,737
Columbia Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Balanced Fund, November 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FIGRE Trust(a),(d)
CMO Series 2025-PF2 Class A
10/25/2055	5.017%	8,200,655	8,159,618
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	5.722%	918,128	920,164
CMO Series 2022-DNA3 Class M1B
30-day Average SOFR + 2.900% 04/25/2042	6.972%	7,000,000	7,184,665
Subordinated CMO Series 2022-DNA6 Class M1A
30-day Average SOFR + 2.150% 09/25/2042	6.222%	782,971	787,351
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-CS01 Class B1
30-day Average SOFR + 0.114% 04/25/2033	4.454%	9,617,742	9,408,058
CMO Series 2022-DNA5 Class M1A
30-day Average SOFR + 2.950% 06/25/2042	7.022%	4,650,714	4,742,159
Subordinated CMO Series 2021-DNA7 Class M1
30-day Average SOFR + 0.850% 11/25/2041	4.922%	4,230,341	4,230,329
GCAT Trust(a),(d)
CMO Series 2019-RPL1 Class A1
10/25/2068	2.650%	2,392,688	2,335,659
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	9,335,490	8,886,072
CMO Series 2022-NQM3 Class A1
04/25/2067	4.348%	27,191,621	27,058,635
CMO Series 2025-NQM5 Class A1
08/25/2070	4.981%	20,820,597	20,807,549
GS Mortgage-Backed Securities Trust(a),(d)
CMO Series 2020-NQM1 Class A1
09/27/2060	1.382%	1,080,175	1,033,912
GS Mortgage-Backed Securities Trust(a),(g)
CMO Series 2025-NQM4 Class A1
10/25/2065	5.003%	12,216,520	12,210,201
HOMES Trust(a),(g)
CMO Series 2025-AFC2 Class AIA
06/25/2060	5.471%	9,436,070	9,507,242
CMO Series 2025-NQM4 Class A1
08/25/2070	5.220%	10,131,801	10,176,988
Homeward Opportunities Fund I Trust(a),(d)
CMO Series 2020-2 Class A3
05/25/2065	3.196%	1,693,906	1,681,910
Imperial Fund Mortgage Trust(a),(d)
CMO Series 2021-NQM2 Class A3
09/25/2056	1.516%	4,049,904	3,486,606
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Mortgage Trust(a),(d)
CMO Series 2025-VIS3 Class A1
02/25/2066	5.062%	19,831,041	19,872,554
Legacy Mortgage Asset Trust(a),(g)
CMO Series 2021-GS1 Class A1
10/25/2066	5.892%	5,660,911	5,663,838
CMO Series 2021-GS2 Class A1
04/25/2061	5.750%	10,313,605	10,314,115
LHOME Mortgage Trust(a),(g)
CMO Series 2024-RTL1 Class A1
01/25/2029	7.017%	4,300,000	4,314,827
MetLife Securitization Trust(a),(d)
CMO Series 2018-1A Class A
03/25/2057	3.750%	1,712,877	1,678,798
MFA Trust(a),(d)
CMO Series 2020-NQM3 Class M1
01/26/2065	2.654%	2,925,000	2,704,877
CMO Series 2021-NQM1 Class A1
04/25/2065	1.153%	2,155,180	2,035,169
MFA Trust(a),(g)
CMO Series 2022-NQM2 Class A1
05/25/2067	4.000%	24,856,916	25,000,778
CMO Series 2023-NQM4 Class A1
12/25/2068	6.105%	1,907,941	1,922,092
CMO Series 2025-NQM3 Class A1
08/25/2070	5.261%	9,207,004	9,234,526
MFRA Trust(a),(d)
CMO Series 2021-INV1 Class A1
01/25/2056	0.852%	351,044	342,133
CMO Series 2021-INV1 Class A2
01/25/2056	1.057%	73,401	71,565
CMO Series 2021-INV1 Class A3
01/25/2056	1.262%	113,247	110,472
Mill City Mortgage Loan Trust(a),(d)
CMO Series 2018-3 Class A1
08/25/2058	3.500%	1,934,280	1,911,836
CMO Series 2021-NMR1 Class M1
11/25/2060	1.850%	7,225,000	6,640,281
Morgan Stanley Residential Mortgage Loan Trust(a),(d)
CMO Series 2025-DSC2 Class A1
07/25/2070	5.443%	8,290,980	8,359,892
Morgan Stanley Residential Mortgage Loan Trust(a),(g)
CMO Series 2025-NQM7 Class A1
09/25/2070	4.984%	15,642,741	15,641,857
New Residential Mortgage Loan Trust(a)
CMO Series 2016-3A Class A1
09/25/2056	3.750%	539,561	519,540

Columbia Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Balanced Fund, November 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NYMT Loan Trust(a),(d)
CMO Series 2025-INV2 Class A1
10/25/2060	5.000%	13,177,585	13,198,871
OBX Trust(a),(g)
CMO Series 2023-NQM8 Class A1
09/25/2063	7.045%	6,325,058	6,397,216
CMO Series 2023-NQM8 Class A2
09/25/2063	7.248%	5,169,586	5,230,607
OBX Trust(a),(d)
CMO Series 2025-NQM13 Class A1
05/25/2065	5.441%	14,682,973	14,803,088
Oceanview Mortgage Loan Trust(a)
CMO Series 2020-1 Class A1A
05/28/2050	1.733%	870,586	826,834
PRKCM Trust(a),(d)
CMO Series 2021-AFC2 Class A3
11/25/2056	2.893%	12,941,000	9,612,359
CMO Series 2021-AFC2 Class M1
11/25/2056	3.443%	9,528,000	7,143,552
Subordinated CMO Series 2021-AFC2 Class B1
11/25/2056	3.701%	8,383,000	6,021,309
PRPM LLC(a),(g)
CMO Series 2024-RCF2 Class A1
03/25/2054	3.750%	4,307,025	4,234,037
CMO Series 2025-RCF4 Class A2
08/25/2055	4.500%	4,115,000	4,016,182
PRPM Trust(a),(g)
CMO Series 2023-NQM3 Class A1
11/25/2068	6.221%	1,262,631	1,274,426
CMO Series 2024-NQM1 Class A1
12/25/2068	6.265%	2,696,714	2,727,905
PRPM Trust(a),(d)
CMO Series 2025-NQM3 Class A1
05/25/2070	5.606%	16,012,142	16,155,298
Radnor Re Ltd.(a),(b)
Subordinated CMO Series 2021-2 Class M1B
30-day Average SOFR + 3.700% Floor 3.700% 11/25/2031	7.654%	1,478,637	1,490,093
Residential Mortgage Loan Trust(a),(d)
CMO Series 2020-1 Class A3
01/26/2060	2.684%	83,641	83,016
Starwood Mortgage Residential Trust(a),(d)
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	587,111	582,076
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	310,266	299,907
CMO Series 2021-4 Class M1
08/25/2056	2.400%	3,475,000	2,715,452
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Towd Point Mortgage Trust(a),(d)
CMO Series 2018-1 Class A1
01/25/2058	3.000%	174,121	172,855
CMO Series 2018-6 Class A1A
03/25/2058	3.750%	673,791	669,995
Towd Point Mortgage Trust(a),(b)
CMO Series 2019-HY1 Class A1
1-month Term SOFR + 1.114% 10/25/2048	5.069%	1,210,062	1,211,269
CMO Series 2019-HY2 Class A1
1-month Term SOFR + 1.114% 05/25/2058	5.069%	1,554,072	1,591,170
Vericrest Opportunity Loan Transferee(a),(g)
CMO Series 2021-NP11 Class A1
08/25/2051	5.868%	2,236,393	2,236,047
Vericrest Opportunity Loan Trust CI LLC(a),(g)
CMO Series 2021-NP10 Class A1
05/25/2051	5.992%	290,665	290,644
Verus Securitization Trust(a),(d)
CMO Series 2021-R1 Class A2
10/25/2063	1.057%	342,489	333,726
CMO Series 2021-R1 Class A3
10/25/2063	1.262%	436,397	425,611
Verus Securitization Trust(a),(g)
CMO Series 2022-1 Class A1
01/25/2067	2.724%	17,523,123	16,858,612
CMO Series 2023-6 Class A2
09/25/2068	6.939%	2,391,870	2,415,351
CMO Series 2023-8 Class A1
12/25/2068	6.259%	2,079,621	2,099,081
CMO Series 2023-INV1 Class A1
02/25/2068	5.999%	12,139,179	12,121,325
CMO Series 2024-1 Class A1
01/25/2069	5.712%	9,189,277	9,249,437
CMO Series 2024-2 Class A1
02/25/2069	6.095%	2,688,639	2,715,586
CMO Series 2024-3 Class A1
04/25/2069	6.338%	7,242,969	7,343,146
CMO Series 2024-INV1 Class A1
03/25/2069	6.116%	6,194,516	6,269,062
CMO Series 2025-7 Class A1
08/25/2070	5.129%	20,778,646	20,858,562
Visio Trust(a),(d)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	174,103	172,684
Visio Trust(a)
CMO Series 2020-1R Class A2
11/25/2055	1.567%	346,536	334,409
Columbia Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Balanced Fund, November 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-1R Class A3
11/25/2055	1.873%	394,322	381,190
Vista Point Securitization Trust(a),(d)
CMO Series 2025-CES2 Class A1
08/25/2055	5.601%	12,136,277	12,208,313
Vista Point Securitization Trust(a),(g)
CMO Series 2025-CES2 Class A3
08/25/2055	6.117%	8,950,000	9,093,124
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $758,118,530)			743,932,522

Rights 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Wireless Telecommunication Services 0.0%
Altice Luxembourg France SA, CVR(c),(e),(m),(n)	172	2,848
Total Communication Services		2,848
Total Rights (Cost $10)		2,848

Senior Loans 0.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.0%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(b),(o)
Term Loan
3-month Term SOFR + 3.250% 05/28/2032	7.134%	58,705	58,866
Property & Casualty 0.0%
Truist Insurance Holdings LLC(b),(o)
2nd Lien Term Loan
3-month Term SOFR + 4.750% 05/06/2032	8.752%	78,214	79,070
Retailers 0.0%
Hanesbrands, Inc.(b),(o)
Tranche B Term Loan
1-month Term SOFR + 2.750% 03/07/2032	6.666%	39,931	39,998
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Technology 0.0%
Ascend Learning LLC(b),(o)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	6.916%	315,556	315,483
DCert Buyer, Inc.(b),(o)
2nd Lien Term Loan
1-month Term SOFR + 7.000% 02/19/2029	10.916%	77,667	69,706
Ellucian Holdings, Inc.(b),(o)
2nd Lien Term Loan
1-month Term SOFR + 4.750% 11/22/2032	8.666%	125,000	125,625
Total			510,814
Total Senior Loans (Cost $692,914)			688,748

U.S. Treasury Obligations 0.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(l)
05/15/2047	3.000%	47,300,000	36,428,391
Total U.S. Treasury Obligations (Cost $37,584,321)			36,428,391

Money Market Funds 4.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.061%(p),(q)	422,750,971	422,624,145
Total Money Market Funds (Cost $422,572,958)		422,624,145
Total Investments in Securities (Cost: $7,257,579,269)		10,624,760,030
Other Assets & Liabilities, Net		(308,242,421)
Net Assets		10,316,517,609
At November 30, 2025, securities and/or cash totaling $21,829,457 were pledged as collateral.

Columbia Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Balanced Fund, November 30, 2025 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	1,667	03/2026	USD	195,768,313	1,305,601	—
U.S. Treasury 10-Year Note	4,331	03/2026	USD	490,891,781	608,219	—
U.S. Treasury Ultra 10-Year Note	190	03/2026	USD	22,078,594	146,526	—
U.S. Treasury Ultra Bond	1,255	03/2026	USD	151,776,563	1,208,261	—
Total					3,268,607	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(2,115)	03/2026	USD	(441,737,580)	—	(235,137)
U.S. Treasury 5-Year Note	(1,859)	03/2026	USD	(204,054,297)	—	(555,702)
Total					—	(790,839)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2025, the total value of these securities amounted to $1,545,157,464, which represents 14.98% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of November 30, 2025.
(c)	Valuation based on significant unobservable inputs.
(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of November 30, 2025.

(e)	Non-income producing investment.
(f)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(g)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of November 30, 2025.

(h)	Represents a security purchased on a when-issued basis.
(i)	Perpetual security with no specified maturity date.
(j)	Principal and interest may not be guaranteed by a governmental entity.
(k)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(l)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(m)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2025, the total value of these securities amounted to $2,848, which represents less than 0.01% of total net assets.

(n)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At November 30, 2025, the total market value of these securities amounted to $2,848, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Altice Luxembourg France SA, CVR	10/15/2025	172	10	2,848

(o)
The stated interest rate represents the weighted average interest rate at November 30, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(p)	The rate shown is the seven-day current annualized yield at November 30, 2025.
Columbia Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Balanced Fund, November 30, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(q)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.061%
	523,031,017	527,403,059	(627,800,805)	(9,126)	422,624,145	3,912	4,500,791	422,750,971
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CVR	Contingent Value Rights
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Balanced Fund  | 2025

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1QT120_08_T01_(01/26)